Long Term Investments (Details) ¥ in Thousands			1 Months Ended	6 Months Ended
	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 USD ($) km²	Jun. 30, 2020 km²	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CNY (¥)	Apr. 03, 2020 USD ($)	Apr. 03, 2020 CNY (¥)	Apr. 02, 2020	Dec. 31, 2019	Jan. 10, 2018 CNY (¥)
Equity Method Investment, Ownership Percentage				100.00%
Other than Temporary Impairment Losses, Investments | $				$ 0	$ 0
Libo Haokun [Member]
Amount of investment		$ 18,600,000										¥ 120,000
Equity Method Investment, Ownership Percentage		18.00%										18.00%
Number of square kilometers, right to mine provided		0.11
Jingning Zhonggang [Member]
Equity Method Investment, Ownership Percentage											82.00%
Number of days from the supplementary agreement, consideration along with interest refundable if mining permit not received			30 days
Tantech [Member]
Equity Method Investment, Ownership Percentage											18.00%
Fuquan Chengwang [Member]
Amount of investment	¥ 46,320					$ 7,200,000
Equity Method Investment, Ownership Percentage	18.00%					18.00%	18.00%	14.76%	14.76%	18.00%	100.00%
Value of the mining rights | ¥							¥ 257,350
Number of days, consideration payable after the completion of transfer of ownership	30 days
Number of square kilometers, right to mine provided			0.2607
Fuquan Chengwang [Member] | Tantech [Member]
Equity Method Investment, Ownership Percentage											18.00%
Jingning Meizhongkuang [Member]
Equity Method Investment, Ownership Percentage								18.00%	18.00%		18.00%
Lishui Ansheng Energy Technology | Fuquan Chengwang [Member]
Amount of investment								$ 7,200,000	¥ 46,500
Equity Method Investment, Ownership Percentage								18.00%	18.00%